Dividend per ordinary share (Tables)	12 Months Ended
Dec. 31, 2024
Dividend per ordinary share [abstract]
Schedule of dividends to shareholders of the parent

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2022
- Interim dividend, paid August 2022	0.170	636
- Final dividend, paid May 2023	0.389	1,408
Total dividend in respect of 2022	0.559	2,044
In respect of 2023
- Interim dividend, paid August 2023	0.350	1,260
- Final dividend, paid May 2024	0.756	2,497
Total dividend in respect of 2023	1.106	3,757
In respect of 2024
- Interim dividend, paid August 2024	0.350	1,129
- Final dividend declared	0.710	2,145
Total dividend in respect of 2024	1.060	3,274